Operating Costs and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Operating Costs And Expenses
Schedule of Operating Costs and Expenses

	2023	2022	2021
Energy purchased for resale
Supply from Itaipu Binacional	1,207	1,644	1,946
Physical guarantee quota contracts	918	925	832
Quotas for Angra I and II nuclear plants	364	357	244
Spot market	478	530	1,224
Proinfa Program	511	598	401
‘Bilateral’ contracts	510	493	418
Energy acquired in Regulated Market auctions	3,940	3,334	6,242
Energy acquired in the Free Market (1)	5,612	6,003	4,976
Distributed generation (‘Geração distribuída’)	2,331	1,977	1,268
PIS/Pasep and Cofins credits	(1,223)	(1,247)	(1,450)

	14,648	14,614	16,101

Charges for use of the national grid
Transmission charges – Basic network	3,220	2,925	3,663
Distribution charges	54	50	41
PIS/Pasep and Cofins credits	(337)	(304)	(367)

	2,937	2,671	3,337

Gas purchased for resale	2,237	2,735	2,011

Total	19,822	20,020	21,449

(1)
The energy acquired in the free environment by the Parent Company derives from the contracts transferred by Cemig GT, as a result of the process of partial segregation of the Company's energy trading business.
(2)
The price of the gas molecule acquired by Gasmig is corrected for the variation in Brent-type oil and the variation in the exchange rate.

Schedule of Construction and Infrastructure Cost

	2023	2022	2021
Personnel and managers	155	135	100
Materials	2,007	2,233	1,150
Outsourced services	1,458	1,052	682
Others	452	116	104

Total	4,072	3,536	2,036

Schedule of Other Operating Expenses (Revenues), Net

	Operating costs			Expected credit loss			General and administrative expenses			Other operating expenses (revenue)			2023	2022	2021
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Personnel	1,000	976	983	-	-	-	308	376	258	-	-	-	1,308	1,352	1,241
Employees’ and managers’ profit sharing	-	-	-	-	-	-	-	4	2	157	79	132	157	83	134
Post-employment benefits (note 24)	-	-	-	-	-	-	-	-	-	591	626	15	591	626	15
Materials	100	93	76	-	-	-	40	55	18	-	-	-	140	148	94
Outsourced services	1,652	1,433	1,265	-	-	-	250	273	185	-	-	-	1,902	1,706	1,450
Depreciation and amortization	1,247	1,110	947	-	-	-	27	72	102	-	-	-	1,274	1,182	1,049
Operating provisions and adjustments for operating losses	333	278	86	-	-	-	-	-	-	101	123	145	434	401	231
Expected credit losses of accounts receivable	-	-	-	175	109	144	-	-	-	-	-	-	175	109	144
Reversal of provision for doubtful with related party - Renova	-	-	-	-	-	-	-	-	-	1	(54)	-	1	(54)	-
Write-off of financial asset (note 14)	-	-	-	-	-	-	-	-	-	-	172	-	-	172	-
Gains arising from the sale of equity interest (2)	-	-	-	-	-	-	-	-	-	(319)	(52)	-	(319)	(52)	-
Other operation costs and expenses	240	205	81	-	-	-	82	9	7	182	182	306	504	396	394

Total	4,572	4,095	3,438	175	109	144	707	789	572	713	1,076	598	6,167	6,069	4,752

(1)
With the conclusion of the appraisal report, Cemig GT wrote off the financial asset in the amount of R$172 in the second quarter of 2022. This amount is presented in the Income Statements under "Other expenses, net".
(2)
Refers to the gains obtained on the sale of investments in 2023, of which R$261 refers to the sale of Baguari Energia, R$27 refers to the sale of Retiro Baixo and R$31 refers to the sale of the direct stake in MESA. Further details on these operations are disclosed in note 15.

Schedule of Outsourced Services

C.1) Outsourced services

	2023	2022	2021
Meter reading and bill delivery	161	146	134
Communication	169	153	148
Maintenance and conservation of electrical facilities and equipment	708	589	485
Building conservation and cleaning	85	73	72
Security services	20	17	17
Consultancy	21	39	43
Information technology	174	146	93
Disconnection and reconnection	87	90	82
Legal services and procedural costs	32	40	32
Environment services	58	49	46
Cleaning of power line pathways	117	91	92
Copying and legal publications	17	18	18
Inspection of customers	45	41	33
Other	208	214	155

Total	1,902	1,706	1,450

Schedule of Other Costs and Expenses, Net

C.2) Other costs and expenses, net

	2023	2022	2021
Leasing and rentals	3	16	6
Advertising	14	9	12
Own consumption	23	24	28
Subsidies and donations	29	26	27
Paid concessions	4	4	4
Insurance	22	24	29
CCEE annual charge	7	6	5
Forluz – Administrative running cost	40	36	32
Collecting agents	72	77	86
Net loss (gain) on deactivation and disposal of assets	210	127	99
Obligations deriving from investment contracts	3	3	11
Taxes (IPTU, IPVA and other)	10	8	16
Other (reversals) (1)	67	36	39
Total	504	396	394

(1)
The following expenses were recognized in 2023, posted in Other operational expenses: a regulatory fine of R$11 resulting from an ANEEL inspection in 2019 to check the procedures and criteria adopted by the Company in application of the conditions required by regulations established for Micro- and Mini-Distributed Generation; and financial compensation totaling R$85 for delay in the commercial services arising from alterations in ANEEL Normative Resolution 1000 of December 7, 2021.